Intangible Assets (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets [Line Items]
Amortization expense related to PVFP, capitalized software and other intangible assets	$ 138	$ 116	$ 87
Amortization expense related to deferred sales inducements	$ 22	$ 19	$ 7